Note Payable to Officer	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Notes to Financial Statements [Abstract]
Note Payable to Officer

9. Note Payable to Officer

As of June 30, 2014, the Company’s note payable to officer is payable to Jason Hoisager, the founder of Arabella LLC, with an outstanding balance of $3,007,170. The founder is currently the Chief Executive Officer and President of the Company and is a director and significant shareholder of the Company. The note payable is non-interest bearing and matures in December of 2023.

9. Note Payable to Officer

As of December 31, 2013, the Company’s note payable is payable to Jason Hoisager, the founder of Arabella Exploration LLC, with an outstanding balance of $ 3,007,170. The founder is currently the President of the Company and is a director and majority shareholder of the Company. The note payable is non-interest bearing and matures in December of 2023.